Significant accounting policies - Exchange rates for the currencies (Details)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Foreign exchange rates [abstract]
Exchange rate as at end of year	0.7277	0.7412	0.7388
Average exchange rate for year ended	0.7161	0.7352	0.7426